PROPERTY, PLANT AND EQUIPMENT - Changes During the Period (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 377,076	$ 377,076
Ending balance		415,311	$ 377,076
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	944,917	944,917	849,625
Additions to right-of-use assets	31,054	13,748
Additions – separately acquired		48,376	74,712
Additions through business acquisitions			38,382
Assets placed into service		0	0
Disposals		(15,743)	(5,214)
Category reclassifications		0	0
Foreign exchange and other		3,713	(12,588)
Ending balance		1,026,065	944,917
Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	567,841	567,841	536,105
Disposals		(13,517)	(4,780)
Foreign exchange and other		3,495	(6,955)
Depreciation		51,465	38,548
Impairments		2,221	4,923
Impairment reversals		(751)
Ending balance		610,754	567,841
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11,097	11,097
Ending balance		11,583	11,097
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	12,076	12,076	12,110
Additions to right-of-use assets	0	0
Additions – separately acquired		0	0
Additions through business acquisitions			2,400
Assets placed into service		581	0
Disposals		(360)	0
Category reclassifications		0	(1,641)
Foreign exchange and other		(105)	(793)
Ending balance		12,192	12,076
Land | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	979	979	609
Disposals		(360)	0
Foreign exchange and other		(10)	0
Depreciation		0	0
Impairments		0	370
Impairment reversals		0
Ending balance		609	979
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	73,841	73,841
Ending balance		112,776	73,841
Buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	145,417	145,417	127,073
Additions to right-of-use assets	27,960	11,844
Additions – separately acquired		0	0
Additions through business acquisitions			5,720
Assets placed into service		13,105	10,330
Disposals		(3,776)	(180)
Category reclassifications		(1,488)	4,229
Foreign exchange and other		769	(1,755)
Ending balance		193,831	145,417
Buildings | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	71,576	71,576	66,294
Disposals		(2,501)	(118)
Foreign exchange and other		536	(1,035)
Depreciation		11,208	5,615
Impairments		236	820
Impairment reversals		0
Ending balance		81,055	71,576
Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	228,242	228,242
Ending balance		269,486	228,242
Manufacturing equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	682,246	682,246	627,400
Additions to right-of-use assets	1,914	1,701
Additions – separately acquired		0	0
Additions through business acquisitions			28,619
Assets placed into service		73,708	42,114
Disposals		(8,889)	(4,667)
Category reclassifications		1,488	(2,588)
Foreign exchange and other		3,445	(8,632)
Ending balance		755,613	682,246
Manufacturing equipment | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	454,004	454,004	430,168
Disposals		(7,996)	(4,305)
Foreign exchange and other		2,849	(5,662)
Depreciation		36,810	30,154
Impairments		1,211	3,649
Impairment reversals		(751)
Ending balance		486,127	454,004
Computer equipment and software
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,591	5,591
Ending balance		5,271	5,591
Computer equipment and software | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	44,051	44,051	42,502
Additions to right-of-use assets	0	0
Additions – separately acquired		0	0
Additions through business acquisitions			146
Assets placed into service		2,174	1,876
Disposals		(1,622)	(230)
Category reclassifications		0	0
Foreign exchange and other		121	(243)
Ending balance		44,724	44,051
Computer equipment and software | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	38,460	38,460	36,652
Disposals		(1,595)	(229)
Foreign exchange and other		113	(208)
Depreciation		2,326	2,245
Impairments		149	0
Impairment reversals		0
Ending balance		39,453	38,460
Furniture, office equipment and other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	992	992
Ending balance		1,784	992
Furniture, office equipment and other | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,458	3,458	2,705
Additions to right-of-use assets	1,180	203
Additions – separately acquired		0	0
Additions through business acquisitions			163
Assets placed into service		563	785
Disposals		(136)	(137)
Category reclassifications		0	0
Foreign exchange and other		26	(58)
Ending balance		5,294	3,458
Furniture, office equipment and other | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,466	2,466	2,108
Disposals		(105)	(128)
Foreign exchange and other		10	(48)
Depreciation		1,121	534
Impairments		18	0
Impairment reversals		0
Ending balance		3,510	2,466
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	57,313	57,313
Ending balance		14,411	57,313
Construction in progress | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	57,669	57,669	37,835
Additions to right-of-use assets	0	0
Additions – separately acquired		48,376	74,712
Additions through business acquisitions			1,334
Assets placed into service		(90,131)	(55,105)
Disposals		(960)	0
Category reclassifications		0	0
Foreign exchange and other		(543)	(1,107)
Ending balance		14,411	57,669
Construction in progress | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 356	356	274
Disposals		(960)	0
Foreign exchange and other		(3)	(2)
Depreciation		0	0
Impairments		607	84
Impairment reversals		0
Ending balance		$ 0	$ 356